Principal Accounting Policies - Share-based compensation (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental compensation cost	¥ 39.7	$ 6.1	¥ 31.6
ASU 2018-07
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true	true